Other disclosures - Risk Management and Principal Risks - Derivative assets (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Credit derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance sheet assets	£ 1,636,972	£ 1,615,399
Counterparty netting	207,520	240,068
Cash collateral held	38,590	46,508
Derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance sheet assets	262,572	302,446
Counterparty netting	202,520	233,080
Net exposure	60,052	69,366
Cash collateral held	34,598	43,291
Net exposure less collateral	25,454	26,075
Derivatives | Foreign exchange derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance sheet assets	76,975	85,115
Counterparty netting	60,525	68,108
Net exposure	16,450	17,007
Derivatives | Interest rate derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance sheet assets	125,905	172,334
Counterparty netting	92,669	128,072
Net exposure	33,236	44,262
Derivatives | Credit derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance sheet assets	5,682	4,605
Counterparty netting	4,525	3,584
Net exposure	1,157	1,021
Derivatives | Equity and stock index derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance sheet assets	51,723	38,972
Counterparty netting	43,084	32,183
Net exposure	8,639	6,789
Derivatives | Commodity derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance sheet assets	2,287	1,420
Counterparty netting	1,717	1,133
Net exposure	£ 570	£ 287